LIABILITIES FOR FUTURE POLICYHOLDER BENEFITS - Balances of and Changes in Additional Liabilities Related to Insurance Guarantees (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Beginning balance	$ 267	$ 8,461
Ending balance	1,042	267
Future policy benefits and other policyholders' liabilities	$ 15,935	$ 18,108
Less: Reinsurance recoverable			$ 2,209
Net liability for future policy benefits, after reinsurance recoverable			6,252
Weighted Average Interest Rate	4.50%	4.50%
Liability for future policy benefits - changes in current discount rate (net of deferred income tax expense (benefit) of $248 and $402)	$ 357	$ (962)
Assessments
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Revenue and Interest Accretion	666	850
Interest Accretion
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Revenue and Interest Accretion	49	45
UL
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Future policy benefits and other policyholders' liabilities	$ 1,119	$ 1,082
Weighted Average Interest Rate	4.50%	4.50%
UL | Protection Solutions
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Beginning balance	$ 1,082	$ 1,013
Beginning balance before shadow reserve adjustments	1,076
Effect of changes in interest rate & cash flow assumptions and model changes		8	(4)
Effect of actual variances from expected experience		25	8
Adjusted BOP Balance		1,109	1,009
Interest accrual	49	45
Net assessments collected	68	85
Benefits payments	91	63
Ending balance before shadow reserve adjustments	1,135	1,076
Effect of shadow reserve adjustment	(15)	6
Ending balance	1,120	1,082
Future policy benefits and other policyholders' liabilities	1,120	1,082
Less: Reinsurance recoverable	(562)	(547)
Net liability for future policy benefits, after reinsurance recoverable	$ 558	$ 535
Weighted-average duration of liability for future policyholder benefits (years)	22 years	23 years 2 months 12 days
Liability for future policy benefits - changes in current discount rate (net of deferred income tax expense (benefit) of $248 and $402)		$ 1,076	1,005
UL | Assessments
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Revenue and Interest Accretion	$ 666	850
UL | Interest Accretion
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Revenue and Interest Accretion	49	45
Payout - Non-Legacy
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Future policy benefits and other policyholders' liabilities	$ 828	$ 1,114
Weighted Average Interest Rate	4.90%	4.90%
Payout - Non-Legacy | Non Legacy | Operating Segments
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Weighted-average duration of liability for future policyholder benefits (years)	8 years 1 month 6 days
Payout - Non-Legacy | GMxB Legacy | Operating Segments
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Beginning balance	$ 2,547	$ 2,250
Interest accrual	63
Benefits payments	(192)
Ending balance		2,547
Future policy benefits and other policyholders' liabilities	2,689
Less: Reinsurance recoverable	(466)
Net liability for future policy benefits, after reinsurance recoverable	2,223
Issuances	758
Payout - Non-Legacy | Individual Retirement | Operating Segments
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Beginning balance	2,547
Beginning balance before shadow reserve adjustments	(2)	4
Effect of actual variances from expected experience		(3)	9
Adjusted BOP Balance		2,395	2,006
Interest accrual		61
Benefits payments		(157)
Ending balance before shadow reserve adjustments		(2)
Ending balance	2,689	2,547
Future policy benefits and other policyholders' liabilities		2,547
Less: Reinsurance recoverable		(142)
Net liability for future policy benefits, after reinsurance recoverable		$ 2,405
Weighted-average duration of liability for future policyholder benefits (years)		8 years 4 months 24 days
Liability for future policy benefits - changes in current discount rate (net of deferred income tax expense (benefit) of $248 and $402)	3,024	$ 2,400	1,993
Issuances		490
Payout-Legacy
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Future policy benefits and other policyholders' liabilities	2,689	2,547
Payout-Legacy | GMxB Legacy | Operating Segments
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Beginning balance	1,114	1,158
Beginning balance before shadow reserve adjustments	(2)	34
Effect of actual variances from expected experience		(1)	(8)
Adjusted BOP Balance		880	909
Interest accrual		40
Benefits payments		(92)
Ending balance before shadow reserve adjustments		(2)
Ending balance	828	1,114
Future policy benefits and other policyholders' liabilities		1,114
Less: Reinsurance recoverable		0
Net liability for future policy benefits, after reinsurance recoverable	$ 828	$ 1,114
Weighted-average duration of liability for future policyholder benefits (years)	9 years 6 months	9 years 7 months 6 days
Liability for future policy benefits - changes in current discount rate (net of deferred income tax expense (benefit) of $248 and $402)	$ 845	$ 883	883
Issuances		26
Payout-Legacy | Individual Retirement | Operating Segments
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Beginning balance	1,114
Interest accrual	40
Benefits payments	(98)
Ending balance		1,114
Future policy benefits and other policyholders' liabilities	828
Less: Reinsurance recoverable	0
Issuances	23
Term
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Future policy benefits and other policyholders' liabilities	$ 1,359	$ 1,802
Weighted Average Interest Rate	5.70%	5.80%
Term | Protection Solutions
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Beginning balance		$ 1,974
Less: Reinsurance recoverable			372
Net liability for future policy benefits, after reinsurance recoverable			1,602
Term | Protection Solutions | Operating Segments
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Beginning balance	$ 4,274	4,450
Beginning balance before shadow reserve adjustments	221	69
Effect of actual variances from expected experience		30	11
Adjusted BOP Balance		3,476	3,245
Interest accrual	166	167
Benefits payments	(349)	(304)
Ending balance before shadow reserve adjustments		221
Ending balance	3,449	4,274
Future policy benefits and other policyholders' liabilities	1,359	1,802
Less: Reinsurance recoverable	(209)	(325)
Net liability for future policy benefits, after reinsurance recoverable	$ 1,150	$ 1,477
Weighted-average duration of liability for future policyholder benefits (years)	7 years	7 years 6 months
Liability for future policy benefits - changes in current discount rate (net of deferred income tax expense (benefit) of $248 and $402)	$ 3,376	$ 3,225	3,165
Issuances	83	117
Group Pension
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Future policy benefits and other policyholders' liabilities	$ 523	$ 683
Weighted Average Interest Rate	3.40%	3.40%
Group Pension | Corporate and Other
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Beginning balance	$ 683	$ 780
Beginning balance before shadow reserve adjustments	0	(2)
Effect of actual variances from expected experience		1	1
Adjusted BOP Balance		633	685
Interest accrual	21	23
Benefits payments	(71)	(76)
Ending balance before shadow reserve adjustments		0
Ending balance	523	683
Future policy benefits and other policyholders' liabilities	523	683
Less: Reinsurance recoverable	1	0
Net liability for future policy benefits, after reinsurance recoverable	$ 524	$ 683
Weighted-average duration of liability for future policyholder benefits (years)	7 years 2 months 12 days	7 years 2 months 12 days
Liability for future policy benefits - changes in current discount rate (net of deferred income tax expense (benefit) of $248 and $402)	$ 583	$ 632	686
Issuances	0	0
Health
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Future policy benefits and other policyholders' liabilities	$ 1,560	$ 2,070
Weighted Average Interest Rate	3.30%	3.30%
Health | Corporate and Other
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Beginning balance	$ 2,092	$ 2,334
Beginning balance before shadow reserve adjustments	(5)	0
Effect of actual variances from expected experience		(13)	(4)
Adjusted BOP Balance		1,897	2,024
Interest accrual	61	65
Benefits payments	(163)	(174)
Ending balance before shadow reserve adjustments		(5)
Ending balance	1,554	2,092
Future policy benefits and other policyholders' liabilities	1,560	2,070
Less: Reinsurance recoverable	(1,242)	(1,641)
Net liability for future policy benefits, after reinsurance recoverable	$ 318	$ 429
Weighted-average duration of liability for future policyholder benefits (years)	8 years 8 months 12 days	8 years 10 months 24 days
Liability for future policy benefits - changes in current discount rate (net of deferred income tax expense (benefit) of $248 and $402)	$ 1,795	$ 1,915	$ 2,028
Issuances	$ 0	$ 0